Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information
Entity Registrant Name	TELUS CORP
Entity Central Index Key	0000868675
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2